Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities Subject to Fair Value Measurements

Assets and liabilities subject to fair value measurements are as follows:

	As of March 31, 2025
	Level 1	Level 2	Level 3	Total
Liabilities
Warrant liabilities – Common Share Warrants	$-	$-	$43,309	$43,309
Warrant liabilities – Preferred Share Warrants	-	-	23	23
Derivative Liability	-	-	89,729	89,729
Total liabilities	$-	$-	$133,061	$133,061

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities
Warrant liabilities – Common Share Warrants	$-	$-	$486,494	$486,494
Warrant liabilities – Preferred Share Warrants	-	-	64	64
Derivative Liability	-	-	313,191	313,191
Total liabilities	$-	$-	$799,749	$799,749

Assets and liabilities subject to fair value measurements are as follows:

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities
Warrant liabilities – Common Share Warrants	$-	$-	$486,495	$486,495
Warrant liabilities – Preferred Share Warrants	-	-	64	64
Derivative Liability	-	-	313,191	313,191
Total liabilities	$-	$-	$799,749	$799,749

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities
Warrant liabilities – Common Share Warrants	$-	$-	$26,283	$26,283
Warrant liabilities – Preferred Share Warrants	-	-	-	-
Derivative Liability	-	-	2,724	2,724
Total liabilities	$-	$-	$29,007	$29,007

Schedule of Level 3 Fair Value Measurements for Common Share Warrants and Preferred Share Warrants

The following table provides quantitative information regarding Level 3 fair value measurements for Common Share Warrants and Preferred Share Warrants as of March 31, 2025.

	Preferred Share Warrant March 31, 2025	Common Share Warrant March 31, 2025
Exercise price	$17.58	$11.50
Share price	$0.59	$0.59
Volatility	114.23%	114.23%
Expected life	1.00	1.70
Risk-free rate	4.03%	1.35%
Dividend yield	-	-

The following table provides quantitative information regarding Level 3 fair value measurements for initial value of the Common Share Warrants as of January 13, 2025.

Common Share Warrant January 13, 2025
Exercise price	$11.50
Share price	$0.99
Volatility	106.26%
Expected life	1.91
Risk-free rate	2.06%
Dividend yield	-

The following table provides quantitative information regarding Level 3 fair value measurements for Common Share Warrants and Preferred Share Warrants as of December 31, 2024.

	Preferred Share Warrant December 31, 2024	Common Share Warrant December 31, 2024
Exercise price	$17.58	$11.50
Share price	$0.96	$0.96
Volatility	106.26%	106.26%
Expected life	1.00	4.95
Risk-free rate	4.16%	4.38%
Dividend yield	-	-

The following table provides quantitative information regarding Level 3 fair value measurements for the conversion upon the event of default derivative liability as of March 31, 2025, January 13, 2025 and December 31, 2024.

	March 31, 2025	Initial Value January 13, 2025	December 31, 2024
Exercise price	$10.00	$10.00	$10.00
Share price	$0.59	$0.99	$0.96
Volatility	114.23%	106.26%	106.26%
Expected life	1.70	1.91	4.95
Risk-free rate	1.35%	2.06%	4.38%
Dividend yield	-	-	-

The following table provides quantitative information regarding Level 3 fair value measurements for Common Share Warrants and Preferred Share Warrants as of December 31, 2024.

	Preferred Share Warrant December 31, 2024	Common Share Warrant December 31, 2024
Exercise price	$17.58	$11.50
Share price	$0.96	$0.96
Volatility	106,26%	106.26%
Expected life	1.00	4.95
Risk-free rate	4.16%	4.38%
Dividend yield	-	-

The following table provides quantitative information regarding Level 3 fair value measurements for Common Share Warrants and Preferred Share Warrants as of December 31, 2023.

	Preferred Share Warrant December 31, 2023	Common Share Warrant December 31, 2023
Exercise price	$17.58	$11.50
Share price	$1.23	$1.23
Volatility	40.65%	40.65%
Expected life	1.00	5.95
Risk-free rate	4.01%	4.01%
Dividend yield		-

The following table provides quantitative information regarding Level 3 fair value measurements for the conversion upon the event of default derivative liability as of December 31, 2024.

	December 2023 Note December 31, 2024	August 2024 Note December 31, 2024
Exercise price	$10.00	$10.00
Share price	$0.96	$0.96
Volatility	106.26%	106.26%
Expected life	1.95	4.95
Risk-free rate	4.16%	4.38%
Dividend yield	-	-

The following table provides quantitative information regarding Level 3 fair value measurements for the conversion upon the event of default derivative liability as of December 31, 2023.

December 31, 2023
Exercise price	$10.00
Share price	$1.23
Volatility	40.65%
Expected life	2.95
Risk-free rate	4.01%
Dividend yield	-

Schedule of Summary of the Changes in the Fair Value of the Private Warrants and Representative’s Warrants, a Level 3 Liability, Measured on a Recurring Basis

The following table presents a summary of the changes in the fair value of the Private Warrants and Representative’s Warrants, a Level 3 liability, measured on a recurring basis.

	Common Share Warrants	Preferred Share Warrants	Warrant Liability
Fair value as of December 31, 2024	$486,494	$64	$486,558
Initial Measurement, January 13, 2025	33,357	-	33,357
Change in fair value	(476,542)	(41)	(476,583)
Fair value as of March 31, 2025	43,309	23	43,332

The following table presents a summary of the changes in the fair value of the conversion upon the event of default derivative liability, a Level 3 liability, measured on a recurring basis.

Derivative liability
Fair value as of December 31, 2024	$313,191
Initial measurement, January 13, 2025	49,017
Change in fair value	(272,479)
Fair value as of March 31, 2024	89,729

The following table presents a summary of the changes in the fair value of the Private Warrants and Representative’s Warrants, a Level 3 liability, measured on a recurring basis.

	Common Share Warrants	Preferred Share Warrants	Warrant Liability
Fair value as of December 31, 2022	$-	$-	$-
Initial measurement, December 31, 2023	26,283	-	26,283
Fair value as of December 31, 2023	26,283	-	26,283
Initial measurement, August 9, 2024	26,551	-	26,551
Change in fair value	433,661	64	433,725
Fair value as of December 31, 2024	$486,495	$64	$486,559

The following table presents a summary of the changes in the fair value of the conversion upon the event of default derivative liability, a Level 3 liability, measured on a recurring basis.

Derivative liability
Fair value as of December 31, 2022	$-
Initial measurement, December 31, 2023	2,724
Fair value as of December 31, 2023	2,724
Initial measurement, August 9, 2024	105,980
Change in fair value	204,487
Fair value as of December 31, 2024	$313,191